Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING
24.	SEGMENT REPORTING

The Company has identified the continuing operations as a single reportable segment as of December 31, 2020 and the table below provides a summary of the Group’s geographic information of revenues based on the customers’ headquarters for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	$	$	$
PRC	4,282	1,701	428
Outside PRC:
United States	15,663	21,746	13,495
India	96,550	69,646	5,437
Rest of the world	11,925	5,865	7,391
Total net revenue	128,420	98,958	26,751

As the Group’s long-lived assets are substantially all located in the PRC, no geographical segments for long-lived assets are presented.